Annual Fund Operating Expenses - Prospectus #9 - Eaton Vance High Income Opportunities Fund	Oct. 31, 2024
Class A
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.90%
Class C
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.65%
Class I
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.65%
Class R6
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.55%